Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended						3 Months Ended
	Dec. 31, 2014 Quantity		Dec. 31, 2013		Dec. 31, 2012		Jun. 30, 2013	Dec. 31, 2011	Sep. 30, 2009
Property, Plant and Equipment [Line Items]
Convertible Debt									$ 200,000
Deferred revenue	6,995,000		4,323,000
Cash and cash equivalents	242,696,000		371,437,000		282,894,000			341,855,000
Reduction in product cost, reported in direct operating expenses, resulting from change in accounting estimate	(1,581,721,000)	[1]	(1,556,999,000)	[1]	(1,492,522,000)	[1]
Repayments of Convertible Debt	51,149,000		172,211,000		20,575,000
Gains (Losses) on Extinguishment of Debt	(2,018,000)		(6,013,000)		(953,000)
Earnings Per Share, Basic	$ 5.28		$ 6.42		$ 4.96
Earnings Per Share, Diluted	$ 5.15		$ 6.16		$ 4.67
Advertising Expense	11,100,000		11,800,000		11,700,000
Cash Equivalents, at Carrying Value	900,000		65,800,000
Cash Identified For Settling Accrued Payable To Retailer Partners	81,700,000		85,500,000
Number Of Convertible Senior Note Repurchased	51,148
Content library, period of amortization	1 year
Change in Accounting Method Accounted for as Change in Estimate [Member]
Property, Plant and Equipment [Line Items]
Reduction in product cost, reported in direct operating expenses, resulting from change in accounting estimate			31,800,000				21,700,000
Earnings Per Share, Basic			$ 1.17
Earnings Per Share, Diluted			$ 1.12
Convertible Notes
Property, Plant and Equipment [Line Items]
Interest rate, per year	4.00%								4.00%
Repayments of Convertible Debt	51,100,000
Gains (Losses) on Extinguishment of Debt	(300,000)
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Conversion of debt, issuance of common stock (shares)	431,760		272,336
UNITED STATES
Property, Plant and Equipment [Line Items]
Cash and cash equivalents	66,500,000		199,000,000
Foreign Geographical Area [Member]
Property, Plant and Equipment [Line Items]
Cash and cash equivalents	11,600,000		15,200,000
Play Pass [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue	$ 1,500,000
Coin Counting Kiosks [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Coin Counting Kiosks [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Redbox Kiosks [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Redbox Kiosks [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
ecoATM Kiosks [Member] [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
ecoATM Kiosks [Member] [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Leased Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leased Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	11 years

[1]	“Direct operating” excludes depreciation and other of $125.7 million, $129.1 million and $127.0 million for 2014, 2013 and 2012, respectively.